Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

NYSE Group

07073943

RECD S.E.C.
OCT 0 4 2007
1086

October 4, 2007

001-14642

CERT NYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ING Groep NV, 7.375% ING Perpetual Hybrid Capital Securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2007. Tentative listing date – October 9, 2007.

PROCESSED
OCT 10 2007
THOMSON
FINANCIAL

Sincerely,

Antonio Alberti

END